Document and Entity Information	Oct. 27, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Oct. 27, 2026
Entity File Number	1-33891
Entity Registrant Name	ORION GROUP HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	26-0097459
Entity Address, Address Line One	2940 Riverby Road,
Entity Address, Adress Line Two	Suite 400
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77020
City Area Code	713
Local Phone Number	852-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value per share
Trading Symbol	ORN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001402829
Amendment Flag	false